FIRST INVESTORS MANAGEMENT COMPANY, INC.
110 Wall Street
New York, New York 10005
212-858-8000

May 4, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:	First Investors Life Series Funds
File Nos. 002-98409 and 811-04325

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors Life Series Funds does not differ from that contained in Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on April 30, 2010.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie
Chief Compliance Officer